LEASE OBLIGATIONS - Disclosure changes in lease obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Balance - beginning of period	$ 739,106	$ 0
Liability settled	(183,342)
Interest expense	35,419	0
Balance - end of the period	591,183	739,106
Lease obligation - current portion	204,248	0
Lease obligation - long-term portion	$ 386,935	$ 0